Share-Based Compensation - Summary of Performance Vested Profits Interests Granted Assumptions (Detail) - Performance Based Vested Awards [Member] - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated weighted average grant date fair value per Profits Interest granted	$ 389	$ 396
Assumptions:
Expected term	2 years
Dividend yield	0.00%	0.00%
Tranche 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated weighted average grant date fair value per Profits Interest granted	$ 309	$ 313
Assumptions:
Expected term	2 years
Dividend yield	0.00%	0.00%
Minimum [Member] | Tranche 1 [Member]
Assumptions:
Risk-free interest rate	1.75%	0.88%
Expected term		2 years
Expected volatility	45.00%	45.00%
Minimum [Member] | Tranche 2 [Member]
Assumptions:
Risk-free interest rate	1.75%	0.88%
Expected term		2 years
Expected volatility	45.00%	45.00%
Maximum [Member] | Tranche 1 [Member]
Assumptions:
Risk-free interest rate	2.81%	2.81%
Expected term		3 years
Expected volatility	50.00%	55.00%
Maximum [Member] | Tranche 2 [Member]
Assumptions:
Risk-free interest rate	2.81%	2.81%
Expected term		3 years
Expected volatility	50.00%	55.00%